Revenue, operating profit and segment analysis - Summary of analysis of revenue by geographical origin (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Geographical Areas
Revenue	£ 9,590	£ 9,434	£ 9,161	£ 8,553	£ 7,244
North America
Disclosure Of Geographical Areas
Revenue	5,551	5,461	5,325
Europe
Disclosure Of Geographical Areas
Revenue	3,305	3,270	3,117
United Kingdom
Disclosure Of Geographical Areas
Revenue	1,836	1,789	1,703
Rest of world
Disclosure Of Geographical Areas
Revenue	£ 734	£ 703	£ 719